Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
20.	Subsequent Events

On
January 14
and
January 21, 2020
the Company sold the M/T Eco Revolution and M/T Eco Fleet respectively to unaffiliated third
parties for gross proceeds of
$23,000
and
$21,000
respectively. Part of the aggregate proceeds were used to prepay in full the outstanding amount of the ABN Facility.

From
January 16, 2020
to
April 10, 2020,
we redeemed
21,364
of Series E Shares for
$24,568.

On
February 10
and
February 17, 2020
M/T Eco Los Angeles and M/T Eco City of Angels were delivered from Hyundai Mipo Dockyard Co., Ltd. in South Korea respectively.

Between
January 22
and
February 21, 2020,
all the Class A Warrants (
4,200,000
warrants) were exercised on a cashless basis into
1,680,000
of the Company’s common shares.

On
February 12, 2020,
the Company entered into an equity distribution agreement, or the ATM, with Maxim Group LLC, as sales agent, under which the Company is permitted to offer and sell, from time to time through Maxim, up to
$5,000
of its common shares. Pursuant to the ATM from
February 13
to
March 4, 2020
the Company sold
14,637,118
of its common shares, for gross proceeds of
$5,000.
On
March 4, 2020
the ATM was completed.

On
February 17, 2020,
the Company issued
16,004
Series E Preferred Shares to Family Trading, as settlement of the consideration outstanding for the purchase of the construction new building contracts for the M/T Eco City of Angels and M/T Eco Los Angeles and for Series E Shares dividends payable to Family Trading Inc.

On
February 21, 2020,
the Company sold the M/T Stenaweco Elegance to unaffiliated
third
parties for gross proceeds of
$33,500,
part of which were used to prepay in full the outstanding amount of the Alpha Bank Facility and the Alpha Bank Top-Up Facility. The sale resulted in a gain of approximately
$2,000.

On
March 19, 2020,
the Company sold the M/T Eco Palm Desert to unaffiliated
third
parties for gross proceeds of
$34,800,
part of which were used to prepay in full the AT Bank Facility and the AT Bank Bridge Note. The sale resulted in a gain of approximately
$3,200.

On
March 26, 2020,
the M/T Holmby Hills which is
50%
owned by the Company was sold to an unaffiliated
third
party. the Company estimates the sale will result in cash dividends and return of capital amounting to approximately
$10,066.

On
March 11, 2020,
the Company entered into a new equity distribution agreement, or the second
ATM, with Maxim Group LLC, as sales agent, under which the Company is permitted to offer and sell, from time to time through Maxim, up to
$5,000
of its common shares. Pursuant to the ATM from
March 12
to
March 27, 2020
the Company sold
52,692,690
of its common shares, for gross proceeds of
$5,000.

Coronavirus Outbreak: On
March 11, 2020,
the World Health Organization declared the
2019
Novel Coronavirus (the
“2019
-nCoV”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where we conduct a large part of our operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. Such measures have and will likely continue to cause severe trade disruptions. The extent to which
2019
-nCoV will impact the Company’s results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may
emerge concerning the severity of the virus and the actions to contain or treat its impact, among others. Accordingly, an estimate of the impact cannot be made at this time.

On
April 1, 2020
the Company closed a registered direct offering of
40,000,000
of its common shares at a public offering price of
$0.20
per share. The aggregate gross proceeds of the Registered Offering was
$8,000.